LVIP Macquarie Diversified Income Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.96%
•Fannie Mae Connecticut Avenue Securities
Series 2022-R01 1M2 7.18% (SOFR30A + 1.90%) 12/25/41	2,600,000	$2,629,586
Series 2022-R02 2M2 8.28% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,640,901
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	108	108
Series 2004-T1 1A2 6.50% 1/25/44	1,410	1,479
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	5,487	5,438
Series 2004-W11 1A2 6.50% 5/25/44	9,214	9,641
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	12,524	9,876
Series 2017-40 GZ 3.50% 5/25/47	918,170	857,366
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	789,724	697,986
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.44% (SOFR30A + 1.16%) 12/25/29	52,741	52,825
Series 2021-DNA5 M2 6.93% (SOFR30A + 1.65%) 1/25/34	2,994,399	3,011,567
Series 2021-HQA2 M2 7.33% (SOFR30A + 2.05%) 12/25/33	8,785,321	8,969,092
Series 2022-DNA1 M2 7.78% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,634,118
Series 2022-DNA2 M2 9.03% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,572,836
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,243	6,512
Series T-58 2A 6.50% 9/25/43	1,481	1,560
GNMA Series 2013-113 LY 3.00% 5/20/43	829,615	768,207
Total Agency Collateralized Mortgage Obligations (Cost $21,573,439)		21,869,098
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.16%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,486,857
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	1,175,000	$1,143,583
Total Agency Commercial Mortgage-Backed Securities (Cost $3,674,680)		3,630,440
AGENCY MORTGAGE-BACKED SECURITIES–25.99%
Fannie Mae S.F. 15 yr
2.50% 7/1/36	8,110,687	7,620,048
2.50% 8/1/36	379,062	355,833
4.50% 5/1/38	2,363,015	2,369,381
Fannie Mae S.F. 20 yr
2.00% 3/1/41	4,113,740	3,591,601
2.00% 5/1/41	4,719,367	4,125,307
3.00% 9/1/37	1,274,055	1,220,925
4.00% 8/1/42	884,035	866,804
5.50% 8/1/43	5,960,780	6,116,971
Fannie Mae S.F. 30 yr
2.00% 6/1/50	23,492,683	19,600,287
2.00% 11/1/50	6,251,276	5,240,639
2.00% 12/1/50	5,265,088	4,390,836
2.00% 1/1/51	1,695,490	1,426,788
2.00% 2/1/51	4,671,443	3,934,421
2.00% 4/1/51	405,522	337,147
2.00% 8/1/51	2,334,726	1,957,144
2.00% 9/1/51	8,310,412	6,888,291
2.50% 1/1/43	1,944,326	1,736,721
2.50% 8/1/50	9,158,575	8,074,123
2.50% 11/1/50	12,471,272	10,875,045
2.50% 1/1/51	3,561,838	3,107,072
2.50% 12/1/51	1,191,341	1,032,338
2.50% 2/1/52	25,409,692	22,022,145
3.00% 10/1/46	5,852,719	5,374,722
3.00% 4/1/47	638,716	584,541
3.00% 11/1/48	1,107,206	1,015,861
3.00% 12/1/49	9,238,441	8,441,591
3.00% 5/1/51	861,789	788,283
3.00% 7/1/51	6,610,521	6,006,707
3.00% 12/1/51	538,936	492,222
3.00% 6/1/52	7,509,386	6,787,698
3.50% 2/1/47	3,266,415	3,118,896
3.50% 7/1/47	8,611,866	8,226,519
3.50% 1/1/48	3,256,496	3,099,281
3.50% 2/1/48	1,919,214	1,814,850
3.50% 1/1/50	1,272,186	1,206,407
3.50% 3/1/50	1,167,883	1,108,713
3.50% 7/1/50	6,967,400	6,595,131
3.50% 8/1/50	8,390,728	7,918,378
3.50% 3/1/52	467,212	440,816
3.50% 5/1/52	5,017,456	4,735,416
3.50% 6/1/52	23,158,851	21,581,328
3.50% 9/1/52	6,969,448	6,571,646
4.00% 3/1/47	7,038,428	6,868,112
4.00% 4/1/47	806,664	789,844
4.00% 6/1/48	2,793,128	2,723,844
LVIP Macquarie Diversified Income Fund–1

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 9/1/48	182,222	$177,243
4.00% 10/1/48	3,977,718	3,911,893
4.00% 6/1/49	864,696	843,754
4.00% 5/1/51	5,996,645	5,832,773
4.50% 7/1/40	316,206	315,735
4.50% 8/1/41	675,357	683,087
4.50% 5/1/46	50,205	50,778
4.50% 4/1/48	291,912	296,503
4.50% 12/1/48	36,356	36,140
4.50% 1/1/49	7,150,442	7,156,538
4.50% 1/1/50	16,520,200	16,659,099
4.50% 4/1/50	1,176,427	1,175,950
4.50% 10/1/52	19,572,053	19,248,406
4.50% 2/1/53	8,556,270	8,414,780
5.00% 7/1/47	635,244	654,367
5.00% 7/1/49	1,203,418	1,224,454
5.00% 1/1/51	5,391,035	5,476,658
5.50% 5/1/44	5,281,468	5,468,776
5.50% 10/1/52	9,012,596	9,164,428
5.50% 11/1/52	6,599,848	6,739,369
5.50% 3/1/53	748,353	757,331
5.50% 7/1/53	5,398,843	5,462,975
5.50% 8/1/53	5,673,846	5,887,115
6.00% 1/1/42	6,159,113	6,489,872
6.00% 5/1/53	4,575,479	4,718,286
6.00% 7/1/53	4,680,299	4,875,398
6.00% 9/1/53	11,929,790	12,195,086
Freddie Mac S.F. 15 yr
2.00% 1/1/37	8,797,059	8,105,527
3.00% 3/1/35	10,199,926	9,868,148
Freddie Mac S.F. 20 yr
2.00% 3/1/41	5,705,263	4,982,516
2.00% 5/1/42	2,053,762	1,785,074
2.00% 8/1/42	3,806,239	3,311,835
2.50% 1/1/40	2,735,590	2,477,359
2.50% 6/1/41	9,737,175	8,818,444
2.50% 3/1/42	2,241,344	2,010,232
3.00% 4/1/42	2,202,113	2,051,754
3.00% 6/1/42	3,524,250	3,282,894
5.00% 11/1/42	4,541,145	4,602,136
Freddie Mac S.F. 30 yr
2.00% 3/1/52	3,232,278	2,675,926
2.50% 3/1/51	7,337,146	6,409,408
2.50% 12/1/51	8,604,200	7,537,105
2.50% 5/1/52	1,875,860	1,622,323
3.00% 11/1/46	2,514,711	2,313,591
3.00% 1/1/47	2,471,861	2,262,481
3.00% 1/1/50	936,868	858,528
3.00% 7/1/50	1,458,840	1,338,100
3.00% 5/1/51	8,981,767	8,226,831
3.00% 8/1/52	6,887,183	6,262,126
3.50% 11/1/48	2,372,315	2,249,946
3.50% 4/1/52	3,513,529	3,292,072
4.00% 10/1/47	1,109,123	1,075,492
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/49	2,092,154	$2,045,418
4.00% 9/1/52	19,727,226	19,023,046
4.50% 1/1/49	3,831,319	3,809,568
4.50% 3/1/49	250,761	249,657
4.50% 8/1/49	2,512,562	2,520,754
4.50% 7/1/52	1,171,509	1,154,333
4.50% 10/1/52	18,684,459	18,367,168
5.00% 7/1/52	11,143,851	11,301,963
5.00% 9/1/52	8,634,673	8,758,598
5.00% 6/1/53	23,186,046	23,221,134
5.50% 9/1/41	2,329,451	2,405,598
5.50% 9/1/52	7,593,871	7,749,379
5.50% 11/1/52	4,513,717	4,600,377
5.50% 3/1/53	3,872,232	3,976,500
5.50% 9/1/53	8,660,511	8,904,411
6.00% 1/1/53	904,273	940,176
GNMA I S.F. 30 yr 3.00% 3/15/50	609,775	557,612
GNMA II S.F. 30 yr
3.00% 12/20/51	4,480,589	4,086,855
3.00% 1/20/52	8,622,966	7,864,587
5.00% 9/20/52	2,478,126	2,485,937
5.50% 6/20/49	4,615,310	4,725,478
Total Agency Mortgage-Backed Securities (Cost $609,937,021)		593,265,864
CORPORATE BONDS–34.12%
Aerospace & Defense–0.93%
Boeing Co.
2.20% 2/4/26	4,675,000	4,501,973
6.86% 5/1/54	7,865,000	8,632,704
Bombardier, Inc.
7.00% 6/1/32	1,120,000	1,171,449
7.25% 7/1/31	1,120,000	1,184,047
Northrop Grumman Corp. 5.20% 6/1/54	3,245,000	3,304,104
TransDigm, Inc.
6.63% 3/1/32	1,120,000	1,166,303
6.88% 12/15/30	1,120,000	1,172,837
		21,133,417
Agriculture–0.21%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	4,275,000	4,264,093
**πMHP Lux SA 6.95% 4/3/26	545,000	476,139
		4,740,232
Airlines–0.36%
United Airlines, Inc.
4.38% 4/15/26	2,560,000	2,518,909
4.63% 4/15/29	5,963,000	5,760,610
		8,279,519
LVIP Macquarie Diversified Income Fund–2

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.83%
Ford Motor Credit Co. LLC
2.30% 2/10/25	420,000	$415,300
2.90% 2/16/28	1,030,000	956,189
2.90% 2/10/29	615,000	558,245
4.54% 8/1/26	1,749,000	1,734,124
5.80% 3/8/29	1,755,000	1,783,838
6.13% 3/8/34	1,450,000	1,468,119
6.80% 5/12/28	2,340,000	2,451,518
6.80% 11/7/28	850,000	897,436
General Motors Co.
5.40% 4/1/48	598,000	549,658
5.95% 4/1/49	699,000	692,846
General Motors Financial Co., Inc.
5.60% 6/18/31	985,000	1,011,400
5.95% 4/4/34	3,434,000	3,553,960
Hyundai Capital America
5.28% 6/24/27	1,295,000	1,324,129
5.40% 6/24/31	1,420,000	1,472,622
		18,869,384
Auto Parts & Equipment–0.14%
Aptiv PLC 3.10% 12/1/51	4,967,000	3,157,759
		3,157,759
Banks–8.90%
Access Bank PLC 6.13% 9/21/26	600,000	570,284
Akbank TAS
μ6.80% 6/22/31	310,000	309,608
7.50% 1/20/30	355,000	366,182
μBanco de Credito del Peru SA 3.13% 7/1/30	460,000	448,737
μBanco de Credito e Inversiones SA 8.75% 5/8/29	550,000	592,217
μBanco del Estado de Chile 7.95% 5/2/29	510,000	547,750
μBanco GNB Sudameris SA 7.50% 4/16/31	535,000	517,767
μBanco Internacional del Peru SAA Interbank 7.63% 1/16/34	470,000	507,708
μBanco Mercantil del Norte SA 8.38% 10/14/30	405,000	423,532
Banco Nacional de Panama 2.50% 8/11/30	965,000	799,312
μBanco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 7.53% 10/1/28	325,000	341,899
μBangkok Bank PCL 5.00% 9/23/25	400,000	395,228
μBank Leumi Le-Israel BM 7.13% 7/18/33	550,000	550,550
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp.
2.48% 9/21/36	10,395,000	$8,771,311
5.47% 1/23/35	1,970,000	2,071,660
5.82% 9/15/29	4,171,000	4,389,493
6.20% 11/10/28	5,285,000	5,578,648
μBank of Montreal
7.30% 11/26/84	776,000	817,821
7.70% 5/26/84	2,555,000	2,696,245
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,832,027
μBarclays PLC
6.22% 5/9/34	1,365,000	1,470,603
7.39% 11/2/28	1,372,000	1,481,856
μBBVA Bancomer SA
5.88% 9/13/34	330,000	321,152
8.13% 1/8/39	365,000	386,917
CIMB Bank Bhd. 2.13% 7/20/27	405,000	382,971
Citibank NA
5.44% 4/30/26	1,585,000	1,615,782
5.49% 12/4/26	3,960,000	4,074,252
5.57% 4/30/34	5,815,000	6,203,461
μCitigroup, Inc.
5.17% 2/13/30	4,015,000	4,124,372
5.61% 9/29/26	747,000	753,475
7.00% 8/15/34	1,425,000	1,524,904
μCitizens Bank NA 6.06% 10/24/25	3,645,000	3,644,934
Credit Agricole SA
5.30% 7/12/28	1,630,000	1,685,815
μ6.32% 10/3/29	4,177,000	4,441,546
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,530,779
6.72% 1/18/29	3,558,000	3,766,627
6.82% 11/20/29	2,599,000	2,797,732
7.15% 7/13/27	1,755,000	1,826,762
Development Bank of Kazakhstan JSC 5.50% 4/15/27	200,000	201,994
Emirates NBD Bank PJSC 2.63% 2/18/25	330,000	326,528
μFifth Third Bancorp 6.36% 10/27/28	679,000	715,219
μFifth Third Bank NA 5.85% 10/27/25	3,780,000	3,781,269
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	355,000	348,912
μGoldman Sachs Group, Inc.
5.73% 4/25/30	1,860,000	1,954,772
5.85% 4/25/35	2,040,000	2,191,974
6.13% 11/10/34	1,865,000	1,873,085
6.48% 10/24/29	8,295,000	8,932,375
HDFC Bank Ltd. 5.18% 2/15/29	510,000	522,614
LVIP Macquarie Diversified Income Fund–3

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHuntington Bancshares, Inc. 6.21% 8/21/29	2,785,000	$2,946,247
μHuntington National Bank 4.55% 5/17/28	452,000	452,338
ICICI Bank Ltd. 4.00% 3/18/26	245,000	243,478
μJPMorgan Chase & Co.
3.11% 4/22/41	1,290,000	1,038,868
3.11% 4/22/51	2,205,000	1,629,159
3.70% 5/6/30	230,000	223,704
5.01% 1/23/30	2,075,000	2,128,127
5.34% 1/23/35	2,175,000	2,273,417
5.57% 4/22/28	2,245,000	2,314,750
6.25% 10/23/34	1,418,000	1,577,088
KeyBank NA 5.85% 11/15/27	709,000	735,177
Kookmin Bank 2.50% 11/4/30	512,000	448,549
μLloyds Banking Group PLC 5.72% 6/5/30	1,475,000	1,545,636
μMorgan Stanley
0.50% 10/26/29	3,350,000	3,363,846
2.48% 9/16/36	21,355,000	17,868,765
5.83% 4/19/35	5,246,000	5,634,970
6.14% 10/16/26	1,475,000	1,498,053
6.30% 10/18/28	3,189,000	3,371,290
6.41% 11/1/29	2,746,000	2,950,859
6.63% 11/1/34	2,595,000	2,935,063
μNBK SPC Ltd.
1.63% 9/15/27	800,000	753,978
5.50% 6/6/30	515,000	534,843
μOversea-Chinese Banking Corp. Ltd. 1.83% 9/10/30	345,000	335,004
μPNC Financial Services Group, Inc.
5.68% 1/22/35	1,760,000	1,865,806
6.88% 10/20/34	2,670,000	3,057,094
Popular, Inc. 7.25% 3/13/28	1,480,000	1,562,605
QNB Finance Ltd. 2.63% 5/12/25	590,000	580,914
μQNB Finansbank AS 10.75% 11/15/33	475,000	531,097
μRegions Financial Corp. 5.50% 9/6/35	2,220,000	2,259,142
μRizal Commercial Banking Corp. 6.50% 8/27/25	535,000	531,560
Shinhan Bank Co. Ltd. 5.75% 4/15/34	410,000	425,594
Shinhan Financial Group Co. Ltd. 5.00% 7/24/28	280,000	284,824
μStandard Chartered PLC 6.30% 1/9/29	460,000	483,942
SVB Financial Group
‡1.80% 2/2/31	1,505,000	872,900
μ‡4.57% 4/29/33	4,845,000	2,810,100
μTBC Bank JSC 10.25% 7/30/29	650,000	642,678
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Truist Bank
2.25% 3/11/30	4,195,000	$3,700,585
μ4.63% 9/17/29	10,165,000	10,109,782
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,724,199
μTurkiye Garanti Bankasi AS
7.18% 5/24/27	315,000	318,939
8.38% 2/28/34	505,000	518,152
μU.S. Bancorp
2.49% 11/3/36	1,685,000	1,422,017
4.65% 2/1/29	1,970,000	1,989,067
5.38% 1/23/30	795,000	825,613
5.68% 1/23/35	1,795,000	1,902,697
5.73% 10/21/26	421,000	426,225
6.79% 10/26/27	1,150,000	1,207,702
μUBS Group AG
0.25% 11/5/28	1,650,000	1,684,559
5.70% 2/8/35	1,005,000	1,060,860
6.85% 9/10/29	3,015,000	3,050,900
		203,063,423
Biotechnology–0.19%
Royalty Pharma PLC
1.75% 9/2/27	2,675,000	2,492,685
3.35% 9/2/51	2,758,000	1,905,956
		4,398,641
Building Materials–0.27%
μCemex SAB de CV 9.13% 3/14/28	427,000	465,770
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,677,908
0.63% 4/6/30	1,700,000	1,653,062
Standard Industries, Inc. 3.38% 1/15/31	2,005,000	1,786,132
UltraTech Cement Ltd. 2.80% 2/16/31	355,000	312,841
West China Cement Ltd. 4.95% 7/8/26	415,000	319,550
		6,215,263
Chemicals–0.35%
LYB International Finance III LLC
3.63% 4/1/51	2,070,000	1,542,738
5.50% 3/1/34	3,655,000	3,801,570
OCP SA
3.75% 6/23/31	440,000	394,350
5.13% 6/23/51	640,000	520,000
7.50% 5/2/54	545,000	593,190
Sasol Financing USA LLC 8.75% 5/3/29	595,000	629,273
LVIP Macquarie Diversified Income Fund–4

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA 5.50% 9/10/34	580,000	$580,290
		8,061,411
Commercial Services–0.18%
Adani Ports & Special Economic Zone Ltd. 4.38% 7/3/29	375,000	354,572
ERAC USA Finance LLC 4.90% 5/1/33	1,235,000	1,258,978
Hutama Karya Persero PT 3.75% 5/11/30	300,000	287,250
International Container Terminal Services, Inc. 4.75% 6/17/30	585,000	582,371
Movida Europe SA 7.85% 4/11/29	515,000	495,858
United Rentals North America, Inc. 3.88% 2/15/31	1,124,000	1,045,524
		4,024,553
Computers–0.17%
Amentum Escrow Corp. 7.25% 8/1/32	2,245,000	2,342,956
Apple, Inc. 1.40% 8/5/28	1,790,000	1,642,245
		3,985,201
Distribution/Wholesale–0.10%
Resideo Funding, Inc. 6.50% 7/15/32	2,230,000	2,289,122
		2,289,122
Diversified Financial Services–2.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,987,817
3.00% 10/29/28	3,769,000	3,560,336
4.95% 9/10/34	2,600,000	2,585,765
5.10% 1/19/29	1,400,000	1,430,661
6.50% 7/15/25	2,870,000	2,899,323
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,790,536
3.00% 2/1/30	5,465,000	5,037,231
3.38% 7/1/25	1,255,000	1,240,275
μ4.13% 12/15/26	5,260,000	4,936,401
4.63% 10/1/28	3,468,000	3,480,122
5.10% 3/1/29	2,508,000	2,568,318
Aviation Capital Group LLC
3.50% 11/1/27	5,545,000	5,349,745
5.38% 7/15/29	2,300,000	2,349,491
BOC Aviation USA Corp. 5.25% 1/14/30	850,000	877,568
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,605,830
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc. (continued)
4.15% 1/23/30	2,135,000	$2,085,021
5.88% 7/21/28	1,848,000	1,927,743
6.50% 1/20/43	750,000	824,084
XP, Inc. 6.75% 7/2/29	430,000	440,979
		51,977,246
Electric–4.09%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	420,000	379,012
AEP Texas, Inc. 5.40% 6/1/33	895,000	919,299
μAES Andes SA 8.15% 6/10/55	520,000	536,792
Alfa Desarrollo SpA 4.55% 9/27/51	500,475	395,431
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	5,112,214
Calpine Corp.
4.50% 2/15/28	616,000	601,456
5.00% 2/1/31	1,990,000	1,926,786
5.13% 3/15/28	585,000	576,864
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,541,671
Centrais Eletricas Brasileiras SA 6.50% 1/11/35	725,000	727,538
Consorcio Transmantaro SA 5.20% 4/11/38	465,000	454,415
Constellation Energy Generation LLC 5.75% 3/15/54	2,595,000	2,745,564
μDominion Energy, Inc. 6.88% 2/1/55	2,160,000	2,294,073
DTE Energy Co. 5.10% 3/1/29	2,295,000	2,363,300
Duke Energy Carolinas LLC 4.95% 1/15/33	3,880,000	3,999,732
μDuke Energy Corp. 6.45% 9/1/54	1,260,000	1,308,258
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,812,439
Engie Energia Chile SA 6.38% 4/17/34	620,000	660,695
Engie SA
5.25% 4/10/29	1,600,000	1,653,134
5.63% 4/10/34	1,505,000	1,581,890
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,652,034
Entergy Louisiana LLC 4.95% 1/15/45	545,000	522,024
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,922,535
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	1,048,704
Exelon Corp. 5.45% 3/15/34	1,115,000	1,169,585
LVIP Macquarie Diversified Income Fund–5

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/41	940,000	$980,138
Infraestructura Energetica Nova SAPI de CV 4.75% 1/15/51	450,000	348,488
JSW Hydro Energy Ltd. 4.13% 5/18/31	433,200	395,574
Minejesa Capital BV 5.63% 8/10/37	345,000	331,919
Mong Duong Finance Holdings BV 5.13% 5/7/29	706,669	685,841
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	4,550,000	4,751,030
5.75% 9/1/25	5,415,000	5,469,810
Niagara Energy SAC 5.75% 10/3/34	745,000	748,625
Oglethorpe Power Corp.
3.75% 8/1/50	3,049,000	2,348,351
6.20% 12/1/53	565,000	617,748
Oryx Funding Ltd. 5.80% 2/3/31	565,000	575,170
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	866,861
3.30% 8/1/40	6,427,000	4,991,829
PacifiCorp
5.10% 2/15/29	580,000	599,112
5.45% 2/15/34	985,000	1,023,776
5.80% 1/15/55	900,000	944,219
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	470,812
5.25% 5/15/47	528,000	500,030
PG&E Corp. 5.25% 7/1/30	1,810,000	1,797,686
μSempra
4.88% 10/15/25	1,155,000	1,142,603
6.40% 10/1/54	4,498,000	4,506,465
Sorik Marapi Geothermal Power PT 7.75% 8/5/31	675,000	670,661
Southern California Edison Co.
4.00% 4/1/47	1,745,000	1,458,600
5.20% 6/1/34	2,160,000	2,238,865
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,921,490
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33	407,160	415,808
μVistra Corp. 7.00% 12/15/26	2,500,000	2,552,010
Vistra Operations Co. LLC
6.00% 4/15/34	985,000	1,052,632
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC (continued)
6.95% 10/15/33	3,575,000	$4,030,441
		93,342,039
Electronics–0.16%
Amphenol Corp.
2.20% 9/15/31	1,175,000	1,015,380
5.05% 4/5/27	1,160,000	1,187,231
5.25% 4/5/34	1,360,000	1,420,879
		3,623,490
Energy-Alternate Sources–0.01%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	391,723	332,964
		332,964
Engineering & Construction–0.37%
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	452,543	469,331
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	420,000	439,908
Celestial Dynasty Ltd. 4.25% 6/27/29	605,000	551,639
Cellnex Finance Co. SA 3.88% 7/7/41	5,404,000	4,417,018
HTA Group Ltd. 7.50% 6/4/29	600,000	609,000
IHS Holding Ltd.
5.63% 11/29/26	380,000	373,219
5.63% 11/29/26	200,000	196,431
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	420,000	435,330
TAV Havalimanlari Holding AS 8.50% 12/7/28	845,000	887,588
		8,379,464
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	2,245,000	2,322,259
		2,322,259
Food–0.42%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	480,000	530,413
Campbell Soup Co. 5.20% 3/19/27	6,625,000	6,798,607
Cencosud SA
4.38% 7/17/27	355,000	351,419
5.95% 5/28/31	345,000	360,400
Indofood CBP Sukses Makmur Tbk. PT
3.54% 4/27/32	470,000	425,589
4.81% 4/27/52	325,000	286,894
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 5.50% 1/15/30	445,000	450,742
LVIP Macquarie Diversified Income Fund–6

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Minerva Luxembourg SA 8.88% 9/13/33	425,000	$463,404
		9,667,468
Forest Products & Paper–0.03%
LD Celulose International GmbH 7.95% 1/26/32	650,000	667,063
		667,063
Health Care Services–1.10%
DaVita, Inc.
3.75% 2/15/31	1,030,000	929,060
4.63% 6/1/30	780,000	743,570
Elevance Health, Inc. 5.15% 6/15/29	2,085,000	2,163,333
HCA, Inc. 5.45% 4/1/31	3,740,000	3,896,716
UnitedHealth Group, Inc.
4.50% 4/15/33	5,517,000	5,541,551
4.90% 4/15/31	6,640,000	6,869,285
5.38% 4/15/54	2,185,000	2,271,440
5.50% 7/15/44	2,500,000	2,645,720
		25,060,675
Insurance–1.12%
AIA Group Ltd.
3.38% 4/7/30	305,000	289,961
5.38% 4/5/34	520,000	536,682
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	12,024,091
Aon North America, Inc.
5.30% 3/1/31	1,670,000	1,742,257
5.75% 3/1/54	610,000	646,196
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,961,553
3.95% 5/25/51	1,925,000	1,479,326
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	3,765,000	4,028,192
New York Life Global Funding 5.45% 9/18/26	1,740,000	1,788,370
		25,496,628
Internet–0.47%
Alibaba Group Holding Ltd. 2.70% 2/9/41	460,000	340,308
Meituan 4.63% 10/2/29	605,000	601,795
Meta Platforms, Inc.
4.30% 8/15/29	1,445,000	1,467,276
4.55% 8/15/31	615,000	628,779
4.75% 8/15/34	1,295,000	1,321,800
5.40% 8/15/54	1,490,000	1,561,005
Netflix, Inc. 4.90% 8/15/34	2,130,000	2,203,148
Prosus NV 4.19% 1/19/32	585,000	548,360
Tencent Holdings Ltd.
2.88% 4/22/31	285,000	260,073
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Tencent Holdings Ltd. (continued)
3.68% 4/22/41	340,000	$286,965
Uber Technologies, Inc. 5.35% 9/15/54	1,540,000	1,527,371
		10,746,880
Investment Companies–0.35%
Apollo Debt Solutions BDC 6.70% 7/29/31	2,040,000	2,101,634
Blue Owl Credit Income Corp. 5.80% 3/15/30	5,150,000	5,101,007
Gaci First Investment Co. 4.88% 2/14/35	360,000	354,821
Huarong Finance 2017 Co. Ltd. 4.75% 4/27/27	450,000	437,625
		7,995,087
Iron & Steel–0.14%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	2,245,000	2,269,674
CSN Resources SA 8.88% 12/5/30	485,000	491,767
@Samarco Mineracao SA 9.00% 6/30/31	389,449	364,883
		3,126,324
Leisure Time–0.17%
Carnival Corp.
4.00% 8/1/28	760,000	734,022
7.63% 3/1/26	1,874,000	1,891,344
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,145,000	1,159,517
		3,784,883
Lodging–0.10%
Melco Resorts Finance Ltd. 7.63% 4/17/32	715,000	737,044
MGM China Holdings Ltd. 4.75% 2/1/27	520,000	505,506
Sands China Ltd.
3.25% 8/8/31	375,000	329,500
4.38% 6/18/30	460,000	440,385
Studio City Finance Ltd. 5.00% 1/15/29	385,000	353,920
		2,366,355
Media–0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,591,854
3.85% 4/1/61	6,270,000	3,845,612
4.80% 3/1/50	1,635,000	1,251,709
LVIP Macquarie Diversified Income Fund–7

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,190,000	$1,168,381
Midcontinent Communications 8.00% 8/15/32	2,290,000	2,330,801
Sirius XM Radio, Inc. 4.13% 7/1/30	2,580,000	2,339,744
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,066,733
		19,594,834
Mining–0.34%
Anglo American Capital PLC 5.50% 5/2/33	600,000	616,790
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	594,554
4.25% 7/17/42	200,000	167,828
First Quantum Minerals Ltd. 9.38% 3/1/29	435,000	461,076
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	2,295,000	2,347,461
Freeport Indonesia PT 5.32% 4/14/32	710,000	721,879
Freeport-McMoRan, Inc. 5.45% 3/15/43	2,965,000	2,977,736
		7,887,324
Miscellaneous Manufacturing–0.13%
Teledyne Technologies, Inc. 2.75% 4/1/31	3,420,000	3,071,753
		3,071,753
Office Business Equipment–0.20%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	4,860,000	4,597,366
		4,597,366
Oil & Gas–2.20%
3R Lux SARL 9.75% 2/5/31	465,000	489,976
Bapco Energies BSC Closed 7.50% 10/25/27	210,000	219,757
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,339,556
4.81% 2/13/33	2,263,000	2,293,265
5.23% 11/17/34	1,660,000	1,728,286
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,864,720
Canacol Energy Ltd. 5.75% 11/24/28	785,000	415,011
Diamondback Energy, Inc.
5.20% 4/18/27	1,110,000	1,132,862
5.40% 4/18/34	3,803,000	3,882,287
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc. (continued)
5.75% 4/18/54	2,746,000	$2,767,065
Ecopetrol SA
5.88% 11/2/51	385,000	279,863
8.38% 1/19/36	400,000	409,000
Energean Israel Finance Ltd. 4.88% 3/30/26	370,000	352,595
Eni SpA
5.50% 5/15/34	1,755,000	1,818,065
5.95% 5/15/54	1,860,000	1,915,596
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	1,180,000	1,145,445
6.25% 4/15/32	1,120,000	1,090,122
KazMunayGas National Co. JSC 5.38% 4/24/30	350,000	352,660
Kosmos Energy Ltd.
7.75% 5/1/27	355,000	350,888
8.75% 10/1/31	600,000	591,288
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	655,000	691,022
Murphy Oil Corp. 5.88% 12/1/27	2,415,000	2,444,473
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,302,647
5.55% 10/1/34	895,000	908,590
6.05% 10/1/54	865,000	878,192
6.13% 1/1/31	3,158,000	3,332,568
Pertamina Persero PT 3.65% 7/30/29	410,000	394,297
Petroleos Mexicanos
6.70% 2/16/32	165,000	147,929
6.75% 9/21/47	839,000	601,151
7.69% 1/23/50	665,000	519,538
10.00% 2/7/33	200,000	211,913
Petronas Capital Ltd. 3.50% 4/21/30	500,000	479,688
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36	710,000	760,845
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	330,000	315,031
Puma International Financing SA 7.75% 4/25/29	501,000	514,728
Raizen Fuels Finance SA
5.70% 1/17/35	555,000	555,555
6.95% 3/5/54	590,000	629,653
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	193,448
3.50% 11/24/70	215,000	143,614
4.25% 4/16/39	400,000	364,189
5.75% 7/17/54	560,000	567,011
SierraCol Energy Andina LLC 6.00% 6/15/28	600,000	551,500
LVIP Macquarie Diversified Income Fund–8

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	541,000	$477,598
TotalEnergies Capital SA 5.49% 4/5/54	1,915,000	1,979,045
YPF SA 9.50% 1/17/31	720,000	760,033
		50,162,565
Packaging & Containers–0.21%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	2,699,000	2,470,606
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	2,240,000	2,314,318
		4,784,924
Pharmaceuticals–0.08%
AbbVie, Inc. 5.35% 3/15/44	1,190,000	1,255,287
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	275,000	272,765
6.75% 3/1/28	410,000	427,322
		1,955,374
Pipelines–2.50%
Cheniere Energy Partners LP
4.50% 10/1/29	2,825,000	2,786,372
5.75% 8/15/34	1,249,000	1,301,145
EIG Pearl Holdings SARL 4.39% 11/30/46	400,000	329,424
Enbridge, Inc.
5.25% 4/5/27	2,195,000	2,247,384
5.70% 3/8/33	805,000	848,429
μ5.75% 7/15/80	975,000	957,292
Energy Transfer LP
5.95% 5/15/54	1,765,000	1,806,391
6.10% 12/1/28	4,235,000	4,504,194
6.25% 4/15/49	8,940,000	9,400,418
μ6.50% 11/15/26	5,670,000	5,656,436
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,881,185
3.30% 2/15/53	3,565,000	2,548,953
4.95% 2/15/35	1,525,000	1,548,674
5.35% 1/31/33	490,000	514,306
5.55% 2/16/55	1,475,000	1,523,691
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	770,389	682,769
Greensaif Pipelines Bidco SARL
5.85% 2/23/36	350,000	362,010
6.51% 2/23/42	655,000	705,052
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,707,228
5.00% 2/1/29	850,000	868,161
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc. (continued)
5.20% 6/1/33	445,000	$450,478
QazaqGaz NC JSC 4.38% 9/26/27	901,000	877,928
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,354,579
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,366,642
TMS Issuer Sarl 5.78% 8/23/32	335,000	351,855
Transportadora de Gas del Sur SA 8.50% 7/24/31	500,000	520,428
		57,101,424
Real Estate–0.04%
‡China Evergrande Group 10.00% 4/11/23	1,020,000	20,400
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	460,000	466,900
μMAF Global Securities Ltd. 7.88% 6/30/27	350,000	365,251
@Sunac China Holdings Ltd.
6.00% 9/30/26	726,150	85,766
6.25% 9/30/27	427,969	45,052
		983,369
Real Estate Investment Trusts–0.74%
American Homes 4 Rent LP 3.63% 4/15/32	1,580,000	1,460,601
American Tower Corp. 5.20% 2/15/29	1,640,000	1,693,732
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	600,000	497,003
Extra Space Storage LP 5.40% 2/1/34	3,770,000	3,893,578
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	3,665,000	3,532,587
Iron Mountain, Inc. 5.25% 7/15/30	1,169,000	1,154,240
Trust Fibra Uno 7.38% 2/13/34	480,000	494,167
VICI Properties LP 4.95% 2/15/30	3,840,000	3,862,729
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	269,567
		16,858,204
LVIP Macquarie Diversified Income Fund–9

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.23%
CK Hutchison International 23 Ltd. 4.75% 4/21/28	340,000	$345,272
CK Hutchison International 24 II Ltd. 4.75% 9/13/34	725,000	721,889
‡Future Retail Ltd. 5.60% 1/22/25	905,000	905
Home Depot, Inc.
4.85% 6/25/31	765,000	792,990
4.88% 6/25/27	890,000	913,121
4.95% 6/25/34	2,295,000	2,385,944
		5,160,121
Semiconductors–0.44%
Broadcom, Inc.
3.47% 4/15/34	3,600,000	3,241,785
5.05% 7/12/29	2,065,000	2,127,121
5.15% 11/15/31	1,290,000	1,338,701
Entegris, Inc. 4.75% 4/15/29	2,145,000	2,113,791
TSMC Arizona Corp. 2.50% 10/25/31	1,015,000	897,981
TSMC Global Ltd. 2.25% 4/23/31	395,000	347,369
		10,066,748
Software–0.36%
Oracle Corp.
3.60% 4/1/50	3,294,000	2,507,730
4.20% 9/27/29	1,465,000	1,462,037
4.65% 5/6/30	785,000	800,485
5.38% 9/27/54	1,455,000	1,454,111
Roper Technologies, Inc. 4.90% 10/15/34	1,940,000	1,953,592
		8,177,955
Telecommunications–2.17%
America Movil SAB de CV 4.70% 7/21/32	565,000	566,690
AT&T, Inc. 3.50% 9/15/53	15,040,000	11,049,495
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	3,568,000	3,568,000
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	2,545,000	2,462,886
CT Trust 5.13% 2/3/32	530,000	485,931
Frontier Communications Holdings LLC
5.00% 5/1/28	2,565,000	2,541,864
5.88% 10/15/27	1,510,000	1,516,141
Iliad Holding SASU 8.50% 4/15/31	200,000	215,121
Millicom International Cellular SA 7.38% 4/2/32	461,000	473,680
Rogers Communications, Inc.
5.00% 2/15/29	3,015,000	3,076,813
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Communications, Inc. (continued)
5.30% 2/15/34	3,355,000	$3,413,239
Sable International Finance Ltd. 7.13% 10/15/32	550,000	552,063
Silknet JSC 8.38% 1/31/27	585,000	588,218
Sprint Capital Corp. 6.88% 11/15/28	3,075,000	3,357,337
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	266,250	265,554
Telecom Argentina SA 9.50% 7/18/31	615,000	637,448
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	445,438
3.75% 4/15/27	4,155,000	4,105,068
5.25% 6/15/55	3,135,000	3,119,492
5.75% 1/15/34	1,190,000	1,277,917
Turk Telekomunikasyon AS 7.38% 5/20/29	515,000	527,732
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,834,944
2.88% 11/20/50	1,945,000	1,319,054
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	2,440,000	2,159,989
		49,560,114
Transportation–0.06%
Georgian Railway JSC 4.00% 6/17/28	240,000	217,183
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	595,000	584,820
MV24 Capital BV 6.75% 6/1/34	516,336	504,931
		1,306,934
Water–0.02%
Georgia Global Utilities JSC 8.88% 7/25/29	470,000	479,400
		479,400
Total Corporate Bonds (Cost $797,621,111)		778,855,159
LOAN AGREEMENTS–3.87%
•A-AP Buyer, Inc. 7.85% (SOFR CME03M + 3.25%) 9/9/31	1,535,000	1,540,756
•Alliance Laundry Systems LLC 8.35% (SOFR CME01M + 3.50%) 8/19/31	1,875,000	1,876,294
•Amentum Holdings, Inc. 7.11% (SOFRTE03M + 2.25%) 10/31/24	3,070,000	3,058,488
∞Ardonagh Midco 3 PLC 0.00% 2/15/31	4,745,000	4,747,989
LVIP Macquarie Diversified Income Fund–10

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Banff Merger Sub, Inc. 9.01% (SOFR CME03M + 3.75%) 7/30/31	4,900,000	$4,886,917
•Berry Global, Inc. 7.32% (SOFRTE03M + 1.75%) 7/1/29	1,220,304	1,223,257
•Calpine Corp.
6.85% (SOFR CME01M + 2.00%) 12/16/27	328,202	326,561
6.85% (SOFR CME01M + 2.00%) 1/31/31	570,135	568,048
•CD&R Hydra Buyer, Inc. 8.95% (SOFR CME01M + 4.00%) 3/25/31	2,492,475	2,473,781
•Charter Communications Operating LLC
7.08% (SOFR CME03M + 1.75%) 2/1/27	1,108,812	1,107,481
7.34% (SOFR CME03M + 2.00%) 12/7/30	2,481,250	2,458,844
•Concentra Health Services, Inc. 7.10% (SOFR CME01M + 2.25%) 7/28/31	2,570,000	2,563,575
•Connect Finco SARL 9.35% (SOFR CME01M + 4.50%) 9/27/29	1,253,613	1,173,068
•DaVita, Inc. 6.85% (SOFR CME01M + 2.00%) 5/9/31	3,670,000	3,666,477
∞Dragon Buyer, Inc. 0.00% 9/24/31	2,230,000	2,219,408
•Entegris, Inc. 6.35% (SOFR CME03M + 1.75%) 7/6/29	1,104,747	1,106,548
Epicor Software Corp.
✠0.00% 5/30/31	144,381	144,430
•8.10% (SOFR CME01M + 3.25%) 5/30/31	1,230,571	1,230,989
•Flutter Financing BV 6.60% (SOFR CME03M + 2.00%) 11/29/30	2,451,475	2,450,592
•Frontier Communications Corp. 8.76% (SOFR CME03M + 3.50%) 7/1/31	3,368,383	3,385,225
∞Icon Parent, Inc. 0.00% 9/11/31	1,675,000	1,661,734
•Informatica LLC 7.10% (SOFR CME01M + 2.25%) 10/27/28	1,072,500	1,070,709
June Purchaser LLC
∞0.00% 9/11/31	1,954,286	1,944,514
∞0.00% 9/11/31	325,714	324,086
•Light and Wonder International, Inc. 7.33% (SOFR CME01M + 2.25%) 4/14/29	3,227,574	3,221,797
•Lightning Power LLC 8.35% (SOFR CME03M + 3.25%) 8/18/31	2,625,000	2,629,016
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Midcontinent Communications 7.60% (SOFR CME01M + 2.50%) 8/16/31	2,035,000	$2,042,631
•Peer Holding III BV 7.60% (SOFR CME03M + 3.00%) 7/1/31	5,630,000	5,639,402
•Roper Industrial Products Investment Co. LLC 7.85% (SOFR CME03M + 3.25%) 11/22/29	3,293,450	3,298,160
•Standard Industries, Inc. 6.92% (SOFR CME01M + 2.00%) 9/22/28	2,775,750	2,780,386
•Staples, Inc. 10.69% (SOFR CME03M + 5.75%) 9/4/29	2,555,000	2,318,203
•Trans Union LLC 6.60% (SOFR CME01M + 1.75%) 6/24/31	2,468,812	2,463,208
•UKG, Inc. 8.55% (SOFR CME03M + 3.25%) 2/10/31	4,054,347	4,054,347
•USI, Inc. 7.35% (SOFR CME03M + 2.75%) 9/27/30	2,316,659	2,308,597
•ViaSat, Inc. 9.35% (SOFR CME01M + 4.50%) 3/2/29	4,701,775	4,294,648
•Virgin Media Bristol LLC 8.66% (SOFRTE06M + 3.25%) 3/31/31	421,000	401,588
•Vistra Operations Co. LLC 6.85% (SOFR CME01M + 2.00%) 12/20/30	1,906,391	1,906,067
•White Cap Buyer LLC 8.10% (SOFR CME01M + 3.25%) 10/19/29	3,840,000	3,810,240
Total Loan Agreements (Cost $88,883,171)		88,378,061
MUNICIPAL BOND–0.39%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	9,064,187	8,814,922
Total Municipal Bond (Cost $7,826,133)		8,814,922
NON-AGENCY ASSET-BACKED SECURITIES–4.09%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.58% (TSFR03M + 1.29%) 4/25/31	5,278,388	5,279,021
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.56% 11/25/36	113,485	112,620
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	8,374,161
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,587,500	13,439,235
LVIP Macquarie Diversified Income Fund–11

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	240,000	$235,388
Series 2024-B A3 5.10% 4/15/29	7,000,000	7,151,584
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	11,000,000	11,268,997
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	2,250,000	2,343,554
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.56% (TSFR03M + 1.28%) 4/20/31	1,549,961	1,552,058
GreenState Auto Receivables Trust Series 2024-1A A2 5.53% 8/16/27	5,257,809	5,279,777
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	234,582	231,336
•Man GLG U.S. CLO Series 2018-1A A1R 6.68% (TSFR03M + 1.40%) 4/22/30	3,866,769	3,870,527
Nissan Master Owner Trust Receivables Series 2024-B A 5.05% 2/15/29	15,000,000	15,288,371
•OFSI BSL XIV CLO Ltd. Series 2024-14A D1 9.04% (TSFR03M + 3.85%) 7/20/37	1,250,000	1,250,449
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.83% (TSFR03M + 1.55%) 4/25/37	4,600,000	4,619,108
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	9,500,000	9,713,627
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.69% (TSFR03M + 1.39%) 4/15/34	3,370,000	3,362,529
Total Non-Agency Asset-Backed Securities (Cost $94,088,967)		93,372,342
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.95%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	25,325	23,068
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	869,981	781,011
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,414,559	3,071,392
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	3,853,603	3,245,908
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	218,218	207,862
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2014-2 B2 3.42% 6/25/29	81,567	$77,696
Series 2015-1 B2 6.68% 12/25/44	362,809	365,197
Series 2015-4 B1 3.53% 6/25/45	523,086	490,317
Series 2015-4 B2 3.53% 6/25/45	375,258	351,749
Series 2015-5 B2 6.85% 5/25/45	351,908	352,671
Series 2015-6 B1 3.50% 10/25/45	308,029	293,527
Series 2015-6 B2 3.50% 10/25/45	298,403	284,354
Series 2016-4 B1 3.80% 10/25/46	324,872	307,358
Series 2016-4 B2 3.80% 10/25/46	599,128	566,828
Series 2017-1 B3 3.45% 1/25/47	1,346,506	1,231,612
Series 2017-2 A3 3.50% 5/25/47	109,261	100,302
Series 2020-2 A3 3.50% 7/25/50	161,097	147,648
Series 2020-7 A3 3.00% 1/25/51	668,415	591,200
Series 2021-1 A3 2.50% 6/25/51	1,296,501	1,092,049
Series 2021-10 A3 2.50% 12/25/51	2,568,042	2,159,864
Series 2021-11 A3 2.50% 1/25/52	6,967,647	5,877,592
Series 2021-13 B1 3.14% 4/25/52	3,072,111	2,607,563
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	658,963	557,504
Series 2021-4 A3 2.50% 7/25/51	1,250,217	1,050,720
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	226,495	219,871
φ•PRPM LLC Series 2024-RPL1 A1 4.20% 12/25/64	4,827,865	4,720,128
•Radnor Re Ltd. Series 2024-1 M1B 8.50% (SOFR30A + 2.90%) 9/25/34	415,000	414,988
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,245,795	1,047,003
Series 2021-6 A1 2.50% 12/25/51	2,517,851	2,116,077
•Sequoia Mortgage Trust
Series 2015-1 B2 3.93% 1/25/45	217,807	211,443
LVIP Macquarie Diversified Income Fund–12

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust (continued)
Series 2015-2 B2 3.76% 5/25/45	2,181,490	$2,096,891
Series 2017-5 B1 3.79% 8/25/47	2,843,944	2,681,248
Series 2020-4 A2 2.50% 11/25/50	892,725	754,516
•Towd Point Mortgage Trust
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,389,823
Series 2018-1 A1 3.00% 1/25/58	148,042	145,321
φ•Verus Securitization Trust Series 2023-7 A1 7.07% 10/25/68	2,462,614	2,519,735
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	275,997	243,381
Total Non-Agency Collateralized Mortgage Obligations (Cost $49,790,567)		44,395,417
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.17%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,415,203
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,566,670
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,311,803
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,637,551
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	4,148,800
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,455,285
•Series 2022-BNK39 B 3.35% 2/15/55	1,600,000	1,276,127
•Series 2022-BNK39 C 3.38% 2/15/55	1,426,000	1,089,219
•Series 2022-BNK40 B 3.51% 3/15/64	3,200,000	2,723,986
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	1,250,000	1,096,701
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,388,684
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,358,692
Series 2020-B20 A5 2.03% 10/15/53	8,319,000	6,991,460
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	2,098,691
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,774,901
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	$3,848,089
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,736,447
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,455,772
•Series 2022-B32 C 3.57% 1/15/55	3,950,000	2,943,329
•Series 2022-B33 B 3.73% 3/15/55	1,600,000	1,365,090
•Series 2022-B33 C 3.73% 3/15/55	1,600,000	1,233,202
•Series 2022-B35 A5 4.59% 5/15/55	2,250,000	2,166,674
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,167,138
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,787,704
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,898,264
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,320,686
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	11,193,990
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,418,487
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,568,322
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	1,493,708	1,486,436
COMM Mortgage Trust
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,635,966
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,729,846
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,891,045
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	8,000,000	7,783,185
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,746,762
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,880,925
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,243,684
Series 2019-GC39 A4 3.57% 5/10/52	820,000	767,632
LVIP Macquarie Diversified Income Fund–13

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC42 A4 3.00% 9/10/52		13,750,000	$12,647,894
Series 2020-GC47 A5 2.38% 5/12/53		6,020,000	5,348,761
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46		2,445,000	2,079,347
Series 2015-JP1 A5 3.91% 1/15/49		1,590,000	1,568,034
Series 2016-JP2 A4 2.82% 8/15/49		4,995,000	4,821,927
Series 2016-JP2 AS 3.06% 8/15/49		3,095,000	2,875,223
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48		2,832,752	2,799,912
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49		2,080,000	2,011,064
Series 2017-C7 A5 3.41% 10/15/50		3,425,000	3,288,058
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.53% 10/15/48		1,970,000	1,936,531
Series 2016-C29 A4 3.33% 5/15/49		1,620,000	1,582,875
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52		2,400,000	2,236,969
Series 2020-HR8 A4 2.04% 7/15/53		8,415,000	7,361,747
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47		1,175,000	1,167,175
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,232,720
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,464,469
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,332,310
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $206,279,543)			186,357,464
ΔSOVEREIGN BONDS–1.07%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	250,000	272,928
			272,928
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28		306,000	290,442
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Angola (continued)
Angolan Government International Bonds (continued)
8.75% 4/14/32	200,000	$179,341
		469,783
Argentina—0.03%
Argentina Government International Bonds
φ0.75% 7/9/30	1,021,592	618,063
1.00% 7/9/29	47,491	31,035
φ4.13% 7/9/35	231,767	111,248
		760,346
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32	413,000	370,805
		370,805
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30	400,000	432,106
		432,106
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38	200,000	198,250
		198,250
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32	400,000	405,000
5.00% 7/15/32	430,000	435,375
		840,375
Brazil—0.04%
Brazil Government International Bonds
3.88% 6/12/30	509,000	475,206
4.75% 1/14/50	325,000	248,315
6.00% 10/20/33	200,000	202,731
		926,252
Chile—0.02%
Chile Government International Bonds
3.10% 5/7/41	344,000	268,203
3.50% 1/25/50	250,000	191,864
		460,067
Colombia—0.05%
Colombia Government International Bonds
3.25% 4/22/32	520,000	418,946
5.00% 6/15/45	242,000	178,063
5.20% 5/15/49	300,000	221,721
8.75% 11/14/53	200,000	219,093
		1,037,823
LVIP Macquarie Diversified Income Fund–14

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Costa Rica—0.01%
Costa Rica Government International Bonds 5.63% 4/30/43	200,000	$187,066
		187,066
Dominican Republic—0.04%
Dominican Republic International Bonds
4.88% 9/23/32	659,000	626,542
5.30% 1/21/41	389,000	357,382
		983,924
Ecuador—0.02%
Ecuador Government International Bonds
^0.00% 7/31/30	48,209	26,824
φ5.50% 7/31/35	446,320	253,024
6.90% 7/31/30	170,310	123,663
		403,511
Egypt—0.04%
Egypt Government International Bond 5.80% 9/30/27	284,000	268,185
Egypt Government International Bonds 8.70% 3/1/49	679,000	554,811
		822,996
El Salvador—0.01%
El Salvador Government International Bonds
0.25% 4/17/30	150,000	3,166
6.38% 1/18/27	146,000	139,783
9.25% 4/17/30	150,000	148,914
		291,863
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27	256,000	134,449
		134,449
Guatemala—0.03%
Guatemala Government Bonds 6.55% 2/6/37	737,000	764,859
		764,859
Hungary—0.02%
Hungary Government International Bonds 6.75% 9/25/52	200,000	225,510
MFB Magyar Fejlesztesi Bank Zrt 6.50% 6/29/28	320,000	334,943
		560,453
Indonesia—0.03%
Indonesia Government International Bonds
4.63% 4/15/43	230,000	224,860
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bonds (continued)
4.65% 9/20/32		200,000	$201,574
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	156,806
			583,240
Ivory Coast—0.03%
Ivory Coast Government International Bonds 6.13% 6/15/33		782,000	736,048
			736,048
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	238,591
			238,591
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	296,229
			296,229
Mexico—0.06%
Mexico Government International Bonds
3.50% 2/12/34		832,000	707,845
4.88% 5/19/33		300,000	287,399
6.34% 5/4/53		200,000	198,596
6.35% 2/9/35		200,000	209,593
			1,403,433
Morocco—0.01%
Morocco Government International Bonds 1.38% 3/30/26	EUR	200,000	213,985
			213,985
Nigeria—0.05%
Nigeria Government International Bonds
7.38% 9/28/33		546,000	464,013
7.88% 2/16/32		452,000	406,686
8.38% 3/24/29		250,000	242,051
			1,112,750
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		430,000	465,368
			465,368
Panama—0.03%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	163,322
LVIP Macquarie Diversified Income Fund–15

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds 7.50% 3/1/31		500,000	$546,271
			709,593
Paraguay—0.04%
Paraguay Government International Bonds
2.74% 1/29/33		324,000	275,525
4.95% 4/28/31		300,000	298,802
5.40% 3/30/50		245,000	228,235
			802,562
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30		468,000	426,348
			426,348
Poland—0.05%
Bank Gospodarstwa Krajowego
5.38% 5/22/33		445,000	456,833
5.75% 7/9/34		300,000	314,596
Republic of Poland Government International Bonds 5.50% 4/4/53		341,000	348,866
			1,120,295
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50		1,022,000	947,927
			947,927
Republic of Korea—0.03%
Export-Import Bank of Korea 5.13% 1/11/33		300,000	314,288
Korea Hydro & Nuclear Power Co. Ltd. 5.00% 7/18/28		460,000	470,612
			784,900
Romania—0.03%
Romania Government International Bonds 7.13% 1/17/33		592,000	647,328
			647,328
Saudi Arabia—0.02%
Saudi Government International Bonds
4.50% 10/26/46		357,000	314,472
4.88% 7/18/33		200,000	203,453
			517,925
Serbia—0.03%
Serbia International Bonds
3.13% 5/15/27	EUR	300,000	327,815
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Serbia (continued)
Serbia International Bonds (continued)
6.00% 6/12/34		300,000	$308,620
			636,435
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		296,000	287,268
5.75% 9/30/49		501,000	416,356
			703,624
Sri Lanka—0.01%
Sri Lanka Government International Bonds 6.20% 5/11/27		542,000	301,861
			301,861
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	237,825
			237,825
Turkey—0.06%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	349,571
Turkiye Government International Bonds
7.63% 4/26/29		722,000	768,973
9.13% 7/13/30		240,000	273,680
			1,392,224
Ukraine—0.01%
**πUkraine Government International Bonds
1.75% 2/1/34		179,987	80,076
1.75% 2/1/35		139,990	60,896
1.75% 2/1/36		79,994	34,489
3.00% 2/1/30		21,848	9,631
7.75% 2/1/34		81,644	27,657
7.75% 2/1/35		68,995	30,289
7.75% 2/1/36		57,496	24,867
			267,905
Venezuela—0.00%
‡Venezuela Government International Bonds 7.75% 10/13/19		556,000	70,049
			70,049
Total Sovereign Bonds (Cost $25,829,615)			24,534,301
SUPRANATIONAL BANKS–0.05%
μAfrican Development Bank 5.75% 5/7/34		520,000	516,930
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	277,254
LVIP Macquarie Diversified Income Fund–16

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Corp. Andina de Fomento 5.00% 1/24/29	300,000	$310,057
Total Supranational Banks (Cost $1,167,214)		1,104,241
U.S. TREASURY OBLIGATIONS–16.64%
U.S. Treasury Bonds
2.25% 8/15/46	37,530,000	26,867,668
3.88% 2/15/43	28,715,000	27,701,002
4.25% 2/15/54	495,000	504,436
4.50% 2/15/44	6,765,000	7,058,855
4.63% 5/15/44	18,160,000	19,246,763
4.63% 5/15/54	12,085,000	13,108,448
•U.S. Treasury Floating Rate Notes
4.70% 4/30/26 (USBMMY3M + 0.15%)	5,990,000	5,982,297
4.73% 7/31/26 (USBMMY3M + 0.18%)	9,440,000	9,428,446
U.S. Treasury Notes
3.50% 9/30/29	14,075,000	14,033,215
3.50% 1/31/30	2,880,000	2,865,600
3.63% 9/30/31	35,370,000	35,303,681
3.75% 8/31/26	2,005,000	2,007,898
3.88% 8/15/34	40,210,000	40,492,727
4.00% 1/31/31	1,015,000	1,035,022
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.38% 7/15/27	22,300,000	$22,766,906
4.38% 5/15/34	93,810,000	98,251,317
4.63% 4/30/31	27,790,000	29,358,615
4.63% 5/31/31	22,455,000	23,728,620
Total U.S. Treasury Obligations (Cost $383,541,932)		379,741,516

	Number of Shares
COMMON STOCK–0.06%
†=Grupo Aeromexico SAB de CV	74,288	1,509,152
Total Common Stock (Cost $889,541)		1,509,152
MONEY MARKET FUND–2.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	61,898,769	61,898,769
Total Money Market Fund (Cost $61,898,769)		61,898,769

TOTAL INVESTMENTS–100.23% (Cost $2,353,001,703)	2,287,726,746

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(5,359,339)
NET ASSETS APPLICABLE TO 245,603,766 SHARES OUTSTANDING–100.00%	$2,282,367,407

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

**Security is in default
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@PIK. 100% of the income received was in the form of additional par.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
ΔSecurities have been classified by country of origin.
LVIP Macquarie Diversified Income Fund–17

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
^Zero coupon security.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $744,044, which represented 0.03% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
MHP Lux SA	8/25/2023	$425,914	$476,139
Ukraine Government International Bonds	8/30/2024	79,960	80,076
Ukraine Government International Bonds	8/30/2024	61,049	60,896
Ukraine Government International Bonds	8/30/2024	34,126	34,489
Ukraine Government International Bonds	8/30/2024	9,420	9,631
Ukraine Government International Bonds	8/30/2024	25,699	27,657
Ukraine Government International Bonds	8/30/2024	28,350	30,289
Ukraine Government International Bonds	8/30/2024	23,228	24,867
Total		$687,746	$744,044

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(1,074,206)	USD	1,195,388	12/13/24	$—	$(3,968)
TDB	EUR	(6,983,238)	USD	7,762,349	11/22/24	—	(27,837)
TDB	JPY	(1,353,325,000)	USD	9,371,882	11/22/24	—	(111,769)
TDB	JPY	1,353,325,000	USD	(9,467,950)	11/22/24	15,702	—
Total Foreign Currency Exchange Contracts						$15,702	$(143,574)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(480)	U.S. Treasury 10 yr Ultra Notes	$(56,782,500)	$(56,826,757)	12/19/24	$44,257	$—
409	U.S. Treasury 5 yr Notes	44,942,071	44,754,791	12/31/24	187,280	—
729	U.S. Treasury Long Bonds	90,532,687	90,977,238	12/19/24	—	(444,551)
31	U.S. Treasury Ultra Bonds	4,125,906	4,153,825	12/19/24	—	(27,919)
Total Futures Contracts					$231,537	$(472,470)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.42- Quarterly[3]	13,370,000	(5.00%)	6/20/29	$(1,057,058)	$(950,671)	$—	$(106,387)

LVIP Macquarie Diversified Income Fund–18

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Republic of South Af- rica Government Interna- tional Bonds 5.88% 09/16/2025 - Quarterly	674,000	(1.00%)	6/20/28	$5,365	$30,773	$—	$(25,408)
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(33,572)	(1,945)	—	(31,627)
					28,828	—	(57,035)
Total CDS Contracts					$(921,843)	$—	$(163,422)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
JPY–Japanese Yen
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TDB–Toronto-Dominion Bank
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
USD–United States Dollar
yr–Year
LVIP Macquarie Diversified Income Fund–19